S-K 1602(c) Dilution	Dec. 16, 2025 USD ($) $ / shares shares
No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.08
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (139,659)
Net Tangible Book Value Adjusted	$ 193,089,691
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	27,266,667
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 0
Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.15
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (139,659)
Net Tangible Book Value Adjusted	$ 1,089,691
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	7,266,667
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (200,000,000)
Net proceeds from this offering and sale of the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,400,000
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,400,000
Offering costs excluded from tangible book value before this offering [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	144,350
Offering costs excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	144,350
Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(8,000,000)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	0
over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(315,000)
over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (315,000)
Class B common shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Class B common shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Class A common shares included in the units offered [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,600,000
Class A common shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,600,000
ordinary shares redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	0
ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(20,000,000)